SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Product Information [Line Items]
Cash over FDIC insurance limits	$ 0		$ 114,986
Allowance for doubtful accounts	386,600		386,600
Impairment losses on long lived assets			4,000,000
Advertising costs	$ 159		$ 1,400
Antidilutive shares excluded from earnings per share calculation	774,732
Accounts Receivable [Member] | Six Customers [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	51.00%		58.00%
Revenue Benchmark [Member] | Four Customers [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	37.00%	46.00%
Revenue Benchmark [Member] | Five Customers [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			42.00%